Note 16 - Shareholder's Equity (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions											10 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Oct. 22, 2025 CAD ($) $ / shares shares	Apr. 14, 2025 CAD ($) $ / shares shares	Apr. 14, 2025 USD ($) $ / shares shares	Nov. 27, 2024 CAD ($) $ / shares shares	Nov. 27, 2024 USD ($) $ / shares shares	Sep. 09, 2024	Mar. 21, 2024 USD ($) $ / shares shares	Feb. 27, 2024 CAD ($) $ / shares shares	Feb. 12, 2024	Oct. 22, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Apr. 14, 2025 $ / shares	Feb. 13, 2023
Statement Line Items [Line Items]
Payments for share issue costs												$ (0)	$ (0)	$ 284,000
Transaction costs												0	180,000	1,582,000
Wages and salaries									$ 134,000			$ 6,513,000	$ 4,318,000	$ 3,775,000
Increase (decrease) in number of shares outstanding, performance based incentive payment (in shares) | shares									41,314
Shares issued, price per share (in dollars per share) | $ / shares									$ 3.24
The 2028 notes [member]
Statement Line Items [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares								$ 2.5756
Increase (decrease) in number of shares outstanding, conversion of interest on convertible instruments (in shares) | shares								210,760
Borrowings								$ 51.0
Borrowings, interest rate								8.99%								8.99%
The 2027 notes [member]
Statement Line Items [Line Items]
Proceeds from issuing shares						$ 5.0
Borrowings, interest rate					12.00%
Pre-funded warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement												5,330,000
Increase (decrease) through warrant exercises, equity												$ 7,302,000
Number of other equity instruments granted in share-based payment arrangement												31,735,657
Weighted average fair value at measurement date, other equity instruments granted	$ 29,309,000	$ 73,309,000									$ 73,309,000	$ 29,309,000
The 2026 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement												2,481,786
Increase (decrease) through warrant exercises, equity												$ 9,066,000
Proceeds from exercise of warrants												$ 4,894,000
Number of other equity instruments granted in share-based payment arrangement			3,125,000	3,125,000								3,125,000
Class of warrants or rights, shares issuable per warrant (in shares) | shares			1
Class of warrant or right, exercise price (in dollars per share) | $ / shares			$ 1.4
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares												$ 1.11
Expected volatility, other equity instruments granted			85.00%	85.00%
Risk free interest rate, other equity instruments granted	2.55%
Initial recognition, fair value of warrants issued			$ 1,150,000
Broker warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement												65,544
Increase (decrease) through warrant exercises, equity												$ 42,000
Proceeds from exercise of warrants												$ 103,000
Weighted average fair value at measurement date, other equity instruments granted		$ 4,604,000									$ 4,604,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares		$ 2,416,884
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares		$ 2.31
Expected volatility, other equity instruments granted		124.31%
Risk free interest rate, other equity instruments granted		2.39%
Initial recognition, fair value of warrants issued		$ 18,597,000
Price per share purchasable by warrants (in CAD per share) | $ / shares		$ 0.75									$ 0.75
Non-brokered private placement tranche one and two [member]
Statement Line Items [Line Items]
Proceeds from issuing shares			$ 4,908,000	$ 3.5
Number of other equity instruments granted in share-based payment arrangement			3,125,000	3,125,000
Warrants issued price per unit (in dollars per share) | $ / shares															$ 1.12
Units issued, shares issuable per unit (in shares) | shares			1	1
Finders Warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement			183,333	183,333
Finders fees related to equity offering			$ 338,000
Weighted average fair value at measurement date, other equity instruments granted			$ 109,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares				$ 1.12
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares			$ 1.5
Expected volatility, other equity instruments granted			85.00%	85.00%
Risk free interest rate, other equity instruments granted			2.58%	2.58%
New equity offering [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		46,000,000
Units issued, shares issuable per unit (in shares) | shares		1
Equity offering, commission		$ 1,851
New equity offering warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement												46,000,000
Class of warrants or rights, shares issuable per warrant (in shares) | shares		1									1
Class of warrant or right, exercise price (in dollars per share) | $ / shares		$ 0.75									$ 0.75
Weighted average fair value at measurement date, other equity instruments granted	$ 28,410	$ 79,562									$ 79,562	$ 28,410
Weighted average share price, other equity instruments granted (in CAD per share) | $ / shares											$ 2.31	$ 1.11
Expected volatility, other equity instruments granted											87.00%	90.00%
Risk free interest rate, other equity instruments granted											2.39%	2.81%
Price per share purchasable by warrants (in CAD per share) | $ / shares		$ 1.25									$ 1.25
The 2027 warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement					1,136,364	1,136,364
Class of warrant or right, exercise price (in dollars per share) | $ / shares					$ 4
Weighted average fair value at measurement date, other equity instruments granted					$ 1,221,000
Payments for share issue costs					694,000
Transaction costs					89,000
Deferred share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement												(0)	18,568
Number of other equity instruments granted in share-based payment arrangement							33,891					271,000	33,891
Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement												26,975	130,414
Number of other equity instruments granted in share-based payment arrangement										26,235		179,000	26,235
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement												(0)	2,083
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares	98,982,239											98,982,239	14,809,197
Increase (decrease) in number of shares outstanding, exercise of restricted shares and stock options (in shares) | shares												15,340
Proceeds from issuing shares					1,401,000
Residual balance, common shares issued			$ 3,759,000
Payments for share issue costs					$ 180,000
Transaction costs		$ 5,078,000	338,000
Price per share purchasable by warrants (in CAD per share) | $ / shares		$ 1.25									$ 1.25
Shares issued, price per share (in dollars per share) | $ / shares						$ 2.172
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares					460,405	460,405
Ordinary shares [member] | The 2027 notes [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, issue of equity (in shares) | shares					443,225	443,225
Restricted share units [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exercise of restricted shares and stock options (in shares) | shares												26,975
Restricted shares and ordinary shares [member]
Statement Line Items [Line Items]
Proceeds from exercise of restricted shares and stock options												$ 39,000
Ordinary shares and warrants [member]
Statement Line Items [Line Items]
Residual balance, common shares issued		$ 29,720,000
Payments for share issue costs		$ 8,240,000	$ 447,000